Significant accounting policies - Additional information (Details)	12 Months Ended
Dec. 31, 2021 D
Minimum
Significant accounting policies
Warranty period	1 year
Maximum
Significant accounting policies
Warranty period	5 years
Data processing services
Significant accounting policies
General payment terms, net	15